Other Liabilities_Details Of Other Liabilities(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 KRW (₩)
Other Liabilities Line Items [Line Items]
Other Liabilities	₩ 29,737,259	[1]	$ 25,736,295		₩ 27,200,996
Other financial liabilities
Other Liabilities Line Items [Line Items]
Other Liabilities	22,629,587				19,828,307
Other payables
Other Liabilities Line Items [Line Items]
Other Liabilities	9,485,597				7,910,887
Prepaid card and debit card
Other Liabilities Line Items [Line Items]
Other Liabilities	27,555				25,831
Accrued expenses
Other Liabilities Line Items [Line Items]
Other Liabilities	3,066,445				2,986,210
Financial guarantee contrancts
Other Liabilities Line Items [Line Items]
Other Liabilities	46,428				43,395
Deposits for letter of guarantees and others
Other Liabilities Line Items [Line Items]
Other Liabilities	862,968				685,451
Domestic exchange settlement credits
Other Liabilities Line Items [Line Items]
Other Liabilities	2,079,636				1,689,908
Foreign exchanges settlement credits
Other Liabilities Line Items [Line Items]
Other Liabilities	114,316				102,187
Borrowings from other business accounts
Other Liabilities Line Items [Line Items]
Other Liabilities	256				13,166
Other payables from trust accounts
Other Liabilities Line Items [Line Items]
Other Liabilities	5,216,460				5,285,108
Liability incurred from agency relationships
Other Liabilities Line Items [Line Items]
Other Liabilities	771,609				605,076
Account for agency businesses
Other Liabilities Line Items [Line Items]
Other Liabilities	407,475				460,949
Dividend payables
Other Liabilities Line Items [Line Items]
Other Liabilities	473				2,019
Lease liabilities
Other Liabilities Line Items [Line Items]
Other Liabilities	544,439				0
Others
Other Liabilities Line Items [Line Items]
Other Liabilities	5,930				18,120
Other non-financial liabilities
Other Liabilities Line Items [Line Items]
Other Liabilities	7,107,672				7,372,689
Other payables
Other Liabilities Line Items [Line Items]
Other Liabilities	283,771				319,267
Unearned revenue
Other Liabilities Line Items [Line Items]
Other Liabilities	465,501				378,792
Accrued expenses
Other Liabilities Line Items [Line Items]
Other Liabilities	716,180				744,863
Deferred revenue on credit card points
Other Liabilities Line Items [Line Items]
Other Liabilities	206,188				187,459
Withholding taxes
Other Liabilities Line Items [Line Items]
Other Liabilities	158,992				137,236
Separate account liabilities
Other Liabilities Line Items [Line Items]
Other Liabilities	5,047,080				5,401,192
Others
Other Liabilities Line Items [Line Items]
Other Liabilities	₩ 229,960				₩ 203,880

[1]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.